Deferred Income Taxes - Summary of Movement of Deferred Income Tax Asset and Liabilities (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year	$ 4,674	$ 5,140
Currency translation differences	39	(15)
Acquisition of subsidiaries	2,036	69
Charged/(credited) to profit or loss	199	(520)
End of financial year	6,948	4,674
Beginning of financial year	(3,059)	(3,442)
Currency translation differences	(3)	3
Acquisition of subsidiaries	(643)
Credited to profit or loss	(868)	380
End of financial year	(4,573)	(3,059)
Lease liabilities
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year	(2,926)	(3,442)
Currency translation differences	3	3
Acquisition of subsidiaries	0
Credited to profit or loss	(10)	513
End of financial year	(2,933)	(2,926)
Provisions
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year	(133)	0
Currency translation differences	0	0
Acquisition of subsidiaries	0
Credited to profit or loss	(24)	(133)
End of financial year	(157)	(133)
Tax loss
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year	0	0
Currency translation differences	(1)	0
Acquisition of subsidiaries	(102)
Credited to profit or loss	(834)	0
End of financial year	(937)	0
Unutilised capital allowance
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year	0	0
Currency translation differences	(5)	0
Acquisition of subsidiaries	(541)
Credited to profit or loss	0	0
End of financial year	(546)	0
Accelerated tax depreciation
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year	824	578
Currency translation differences	8	0
Acquisition of subsidiaries	875	0
Charged/(credited) to profit or loss	420	246
End of financial year	2,127	824
Fair value gains – net
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year	1,026	1,145
Currency translation differences	34	(12)
Acquisition of subsidiaries	1,132	69
Charged/(credited) to profit or loss	(217)	(176)
End of financial year	1,975	1,026
ROU assets
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year	2,824	3,347
Currency translation differences	(3)	(3)
Acquisition of subsidiaries	0	0
Charged/(credited) to profit or loss	(4)	(520)
End of financial year	2,817	2,824
Others
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year	0	70
Currency translation differences	0	0
Acquisition of subsidiaries	29	0
Charged/(credited) to profit or loss	0	(70)
End of financial year	$ 29	$ 0